UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greenlight Capital, Inc.
Address: 140 East 45th Street
         24th Floor
         New York, New York  10017

13F File Number:  28-7484

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Roitman
Title:     Chief Operating Officer
Phone:     212.973.1900

Signature, Place, and Date of Signing:

     Daniel Roitman     New York, New York     November 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     47

Form13F Information Table Value Total:     $2,930,164 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-                           DME Advisors, L.P.

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIED CAP CORP NEW            PUT              01903Q958    14153   468500 SH  PUT  SOLE                   468500
ALLIED CAP CORP NEW            PUT              01903Q958      952    31500 SH  PUT  SOLE    1               31500
ALLIED CAP CORP NEW            CALL             01903Q908    28304   936900 SH  CALL SOLE                   936900
ALLIED CAP CORP NEW            CALL             01903Q908     1906    63100 SH  CALL SOLE    1               63100
AMERICAN HOME MTG INVT CORP    COM              02660R107    60468  1734100 SH       SOLE                  1734100
AMERICAN HOME MTG INVT CORP    COM              02660R107     6482   185900 SH       SOLE    1              185900
AMERIPRISE FINL INC            COM              03076C106   279927  5968600 SH       SOLE                  5968600
AMERIPRISE FINL INC            COM              03076C106    20233   431400 SH       SOLE    1              431400
CF INDS HLDGS INC              COM              125269100    79923  4682100 SH       SOLE                  4682100
CF INDS HLDGS INC              COM              125269100     7772   455300 SH       SOLE    1              455300
D R HORTON INC                 COM              23331A109    67003  2797600 SH       SOLE                  2797600
D R HORTON INC                 COM              23331A109     4847   202400 SH       SOLE    1              202400
FIELDSTONE INVT CORP           COM              31659U300    17732  2031150 SH       SOLE                  2031150
FIELDSTONE INVT CORP           COM              31659U300     3240   371100 SH       SOLE    1              371100
FIRST DATA CORP                COM              319963104    28984   690100 SH       SOLE                   690100
FIRST DATA CORP                COM              319963104     2096    49900 SH       SOLE    1               49900
FLAMEL TECHNOLOGIES SA         SPONSORED ADR    338488109    26909  1435145 SH       SOLE                  1435145
FLAMEL TECHNOLOGIES SA         SPONSORED ADR    338488109     2098   111900 SH       SOLE    1              111900
FREESCALE SEMICONDUCTOR INC    COM CL A         35687M107   367885  9668459 SH       SOLE                  9668459
FREESCALE SEMICONDUCTOR INC    COM CL A         35687M107     6162   161950 SH       SOLE    1              161950
FREESCALE SEMICONDUCTOR INC    CL B             35687M206   371546  9774950 SH       SOLE                  9774950
FREESCALE SEMICONDUCTOR INC    CL B             35687M206    51519  1355400 SH       SOLE    1             1355400
GENWORTH FINL INC              COM CL A         37247D106    83856  2395200 SH       SOLE                  2395200
GENWORTH FINL INC              COM CL A         37247D106     6361   181700 SH       SOLE    1              181700
HOSPIRA INC                    COM              441060100   211821  5534917 SH       SOLE                  5534917
HOSPIRA INC                    COM              441060100    16697   436283 SH       SOLE    1              436283
INTERNATIONAL COAL GRP INC N   COM              45928H106    11260  2668361 SH       SOLE                  2668361
LIVE NATION INC                COM              538034109    10823   530000 SH       SOLE                   530000
LIVE NATION INC                COM              538034109      782    38300 SH       SOLE    1               38300
M D C HLDGS INC                COM              552676108   180967  3895950 SH       SOLE                  3895950
M D C HLDGS INC                COM              552676108    15124   325600 SH       SOLE    1              325600
MERCER INTL INC                COM              588056101    17887  1894830 SH       SOLE                  1894830
MERCER INTL INC                NOTE  8.500%10/1 588056AG6    20538 15500000 PRN      SOLE                 15500000
MI DEVS INC                    CL A SUB VTG     55304X104   172409  4730000 SH       SOLE                  4730000
MICROSOFT CORP                 COM              594918104   227322  8311600 SH       SOLE                  8311600
MICROSOFT CORP                 COM              594918104    16093   588400 SH       SOLE    1              588400
MICROSOFT CORP                 CALL             594918904    33077  1209400 SH  CALL SOLE                  1209400
MICROSOFT CORP                 CALL             594918904     2341    85600 SH  CALL SOLE    1               85600
NEW CENTURY FINANCIAL CORP M   COM              6435EV108   137377  3494700 SH       SOLE                  3494700
RADISYS CORP                   COM              750459109    16635   782821 SH       SOLE                   782821
RADISYS CORP                   COM              750459109     1205    56700 SH       SOLE    1               56700
RESEARCH IN MOTION LTD         PUT              760975952   114876  1119100 SH  PUT  SOLE                  1119100
RESEARCH IN MOTION LTD         PUT              760975952     8304    80900 SH  PUT  SOLE    1               80900
TERNIUM SA                     SPON ADR         880890108    10936   472200 SH       SOLE                   472200
TERNIUM SA                     SPON ADR         880890108      760    32800 SH       SOLE    1               32800
WASHINGTON GROUP INTL INC      COM NEW          938862208   151860  2580012 SH       SOLE                  2580012
WASHINGTON GROUP INTL INC      COM NEW          938862208    10712   181988 SH       SOLE    1              181988